Organization and Business Description (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Apr. 06, 2023	Sep. 24, 2020	Feb. 25, 2020
Organization and Business Description [Line Items]
Consulting fees receivables	$ 6,455,936		$ 4,501,169
Proceeds from initial public offer	8,000,000
IPO [Member]
Organization and Business Description [Line Items]
Proceeds from initial public offer	$ 1,000,000
Public offering price per share (in Dollars per share)	$ 8
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Additional shares to underwriters (in Shares)	150,000			47,355
Zhongjin International Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage						100.00%
Erhua Med [Member]
Organization and Business Description [Line Items]
Equity interest percentage					100.00%